Inventory (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 341	€ 498
Work in progress	607	100
Finished goods	198	284
Total Inventory	€ 1,146	€ 882